Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000011316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,495	$ 13,495	$ 13,495	$ 12,715	$ 12,312	$ 13,434	$ 12,245	$ 12,547	$ 11,954	$ 11,503	$ 11,513	$ 10,486	$ 10,000
Average Annual Return, Percent	6.14%	1.47%	3.04%
C000038358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.37%	0.34%	2.34%
C000038358 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 12,606	$ 12,606	$ 12,606	11,907	11,548	12,631	11,553	11,867	11,334	10,924	10,971	10,016	9,575
Average Annual Return, Percent	5.87%	1.22%	2.79%
C000011313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 13,352	$ 13,352	$ 13,352	12,593	12,195	13,319	12,163	12,464	11,887	11,449	11,472	10,471	10,000
Average Annual Return, Percent	6.03%	1.38%	2.93%
C000038359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.08%	0.46%	2.17%
C000038359 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 12,399	$ 12,399	$ 12,399	11,712	11,358	12,518	11,525	11,928	11,478	11,155	11,278	10,373	10,000
Average Annual Return, Percent	5.08%	0.46%	2.17%
C000199771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 13,538	$ 13,538	$ 13,538	12,749	12,339	13,445	12,260	12,556	11,957	11,503	11,513	10,486	10,000
Average Annual Return, Percent	6.19%	1.52%	3.07%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	$ 12,669	$ 12,669	$ 12,274	$ 11,895	$ 13,010	$ 12,490	$ 11,958	$ 11,207	$ 11,034	$ 11,088	$ 10,300	$ 10,000
Average Annual Return, Percent	3.21%	1.16%	2.39%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	3.72%	1.26%